IFRS 7 Disclosure (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Schedule of Total Credit Risk Exposures
Total credit exposures at default by industry sector, as at October 31, 2020 and 2019, based on the Basel III classifications, are as follows:

(Canadian $ in millions)	Drawn (3)		Commitments (undrawn) (3)		OTC derivatives (4)		Other off-balance sheet items (3)		Repo-style transactions (4)(5)		Total (1)
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019

Financial institutions	142,254	117,959	24,302	24,010	19,611	14,849	6,520	6,400	22,866	17,486	215,553	180,704
Governments	78,506	58,050	1,579	1,665	4,892	4,357	590	894	2,624	1,254	88,191	66,220
Manufacturing	27,789	26,265	16,696	16,581	1,741	1,340	1,714	1,494	–	–	47,940	45,680
Real estate	40,202	37,146	9,735	8,948	1,383	845	973	861	–	–	52,293	47,800
Retail trade	19,835	22,529	4,809	3,974	487	239	604	601	–	–	25,735	27,343
Service industries	47,468	46,610	15,443	13,304	2,033	1,252	3,116	2,996	–	–	68,060	64,162
Wholesale trade	15,295	16,822	5,455	5,273	423	281	600	564	–	–	21,773	22,940
Oil and gas	12,990	13,406	11,675	11,302	6,099	3,637	1,900	1,802	–	–	32,664	30,147
Individual	206,370	198,205	52,829	51,432	–	–	90	94	–	–	259,289	249,731
Others (2)	41,984	40,551	22,216	19,814	1,914	1,335	7,992	6,866	–	–	74,106	68,566
Total exposure at default	632,693	577,543	164,739	156,303	38,583	28,135	24,099	22,572	25,490	18,740	885,604	803,293

(1)	Credit exposure excluding equity, securitization and other assets such as non-significant investments, goodwill, deferred tax asset and intangibles.
(2)	Includes industries having a total exposure of less than 2%.
(3)	Represents gross credit exposures without taking into account any collateral.
(4)	Credit exposure at default is inclusive of collateral.
(5)	Impact of collateral on the credit exposure for repo-style transactions is $205,212 million ($192,796 million in 2019) .
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Loan Maturities and Interest Rate Sensitivity
The following table presents gross loans and acceptances by contractual maturity
and by country of ultimate risk:

(Canadian $ in millions)	1 year or less		Over 1 year to 5 years		Over 5 years		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Canada
Consumer	52,771	58,580	125,492	113,162	4,402	4,432	182,665	176,174
Commercial and corporate (excluding real estate)	68,130	65,534	18,254	16,591	2,306	1,973	88,690	84,098
Commercial real estate	7,397	7,928	10,142	11,647	1,275	2,298	18,814	21,873
United States	31,587	37,867	81,717	87,443	47,052	33,423	160,356	158,733
Other countries	10,264	9,214	631	996	380	449	11,275	10,659
Total	170,149	179,123	236,236	229,839	55,415	42,575	461,800	451,537

Summary of Net Loans and Acceptances by Interest Rate Sensitivity
The following table presents net loans and acceptances by interest rate sensitivity:

(Canadian $ in millions)	2020	2019
Fixed rate	237,596	217,002
Floating rate	207,408	209,092
Non-interest sensitive (1)	13,493	23,593
Total	458,497	449,687

(1)	Non-interest sensitive is comprised of customers’ liability under acceptances.

Summary Total Trading Value at Risk (VaR) Summary

As at or for the year ended October 31 (pre-tax Canadian $ equivalent in millions)	2020				2019
	Year-end	Average	High	Low	Year-end	Average	High	Low
Commodity VaR	5.5	2.5	5.8	0.6	1.0	1.4	4.9	0.6
Equity VaR	16.4	16.0	37.2	4.2	3.0	4.6	12.6	2.5
Foreign exchange VaR	4.2	3.4	6.8	0.8	0.5	0.5	1.4	0.2
Interest rate VaR (4)	40.7	23.1	42.0	5.4	10.8	8.5	14.3	6.0
Debt-specific risk	3.9	3.8	7.6	1.6	2.4	2.0	4.2	1.2
Diversification	(25.5)	(20.3)	nm	nm	(9.1)	(8.0)	nm	nm
Total Trading VaR	45.2	28.5	53.4	8.1	8.6	9.0	17.2	5.8
Total Trading SVaR	45.2	50.8	87.1	29.2	19.2	31.7	69.6	16.5

(1)	One-day measure using a 99% confidence interval. Gains are presented in brackets and losses are presented as positive numbers.
(2)	Stressed VaR is produced weekly.
(3)
In
Q1-2020,
a new measurement approach was introduced for VaR and SVaR, which separated the previously reported credit VaR into interest rate VaR for general credit spread risk and for debt-specific risk. Results in prior quarters have been provided for comparability. In addition, the Total Trading VaR and SVaR no longer recognize diversification benefits from debt-specific risk.

(4)	Interest rate VaR includes general credit spread risk.
nm	– not meaningful

Structural Interest Rate Sensitivity
Structural Interest Rate Sensitivity
(1)

	As at October 31, 2020		As at October 31, 2019
(Pre-tax Canadian $ equivalent in millions)	Economic value sensitivity	Earnings sensitivity over the next 12 months	Economic value sensitivity	Earnings sensitivity over the next 12 months
100 basis point increase	(1,275.1)	152.8	(883.4)	46.6
25 or 100 basis point decrease (2)	175.0	(62.2)	215.6	(80.3)
(1)	Losses are presented in brackets and gains are presented as positive numbers.
(2)	Due to the low interest rate environment, starting April 30, 2020, economic value sensitivity and earnings sensitivity to declining interest rates are measured using a 25 basis point decline.

Summary of Remaining Contractual Maturity

										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	56,434	–	–	–	–	–	–	–	974	57,408
Interest bearing deposits with banks	3,901	1,673	1,266	1,204	991	–	–	–	–	9,035
Securities	4,838	5,804	7,817	6,263	4,678	15,730	54,846	85,949	48,335	234,260
Securities borrowed or purchased under resale agreements	79,354	17,030	12,111	2,172	708	503	–	–	–	111,878
Loans
Residential mortgages	2,077	2,110	4,627	5,795	4,928	19,551	80,480	7,456	–	127,024
Consumer instalment and other personal	677	690	1,229	1,223	1,217	5,229	25,243	12,135	22,505	70,148
Credit cards	–	–	–	–	–	–	–	–	7,889	7,889
Business and government	22,883	5,170	7,409	7,166	6,795	27,816	77,917	35,824	52,266	243,246
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,303)	(3,303)
Total loans, net of allowance	25,637	7,970	13,265	14,184	12,940	52,596	183,640	55,415	79,357	445,004
Other Assets
Derivative instruments	3,400	5,472	2,111	1,140	915	4,369	9,393	10,015	–	36,815
Customers’ liability under acceptances	9,609	3,633	251	–	–	–	–	–	–	13,493
Other	1,873	580	188	20	13	16	4	4,530	34,144	41,368
Total other assets	14,882	9,685	2,550	1,160	928	4,385	9,397	14,545	34,144	91,676
Total Assets	185,046	42,162	37,009	24,983	20,245	73,214	247,883	155,909	162,810	949,261
										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1) (2)
Banks	13,499	3,982	13,106	455	463	7	–	28	7,285	38,825
Business and government	24,056	21,813	33,713	13,862	17,567	20,070	45,287	11,129	213,182	400,679
Individuals	4,295	11,509	13,019	11,086	10,192	7,778	12,709	2,007	146,935	219,530
Total deposits	41,850	37,304	59,838	25,403	28,222	27,855	57,996	13,164	367,402	659,034
Other liabilities
Derivative instruments	1,374	4,499	1,684	1,171	1,088	3,911	8,588	8,060	–	30,375
Acceptances	9,609	3,633	251	–	–	–	–	–	–	13,493
Securities sold but not yet purchased (3)	29,376	–	–	–	–	–	–	–	–	29,376
Securities lent or sold under repurchase agreements (3)	69,142	10,747	7,439	878	–	452	–	–	–	88,658
Securitization and structured entities’ liabilities	30	1,656	334	2,810	1,169	4,946	12,577	3,367	–	26,889
Other	10,301	804	102	109	181	798	1,326	3,706	19,100	36,427
Total other liabilities	119,832	21,339	9,810	4,968	2,438	10,107	22,491	15,133	19,100	225,218
Subordinated debt	–	–	–	–	–	–	–	8,416	–	8,416
Total Equity	–	–	–	–	–	–	–	–	56,593	56,593
Total Liabilities and Equity	161,682	58,643	69,648	30,371	30,660	37,962	80,487	36,713	443,095	949,261
(1)  Deposits payable on demand and payable after notice have been included under no maturity.

(2)  Deposits totalling $27,353 million as at October 31, 2020 have a fixed maturity date; however, they can be early redeemed (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date.
BMO does
 not expect a significant amount to be redeemed before maturity.

(3)  Presented based on their earliest maturity date.

										2020
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,789	5,617	11,163	12,287	14,289	31,607	95,881	6,595	–	179,228
Backstop liquidity facilities	–	–	–	–	–	5,601	–	–	–	5,601
Leases	–	–	3	3	3	38	158	786	–	991
Securities lending	4,349	–	–	–	–	–	–	–	–	4,349
Purchase obligations	14	27	38	38	56	162	179	62	–	576

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

Material presented in a blue-tinted font above is an integral part of the 2020 audited annual consolidated financial statements (refer to page 73).

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
On-Balance Sheet Financial Instruments
Assets
Cash and cash equivalents	47,844	–	–	–	–	–	–	–	959	48,803
Interest bearing deposits with banks	4,088	1,893	1,081	714	211	–	–	–	–	7,987
Securities	2,680	3,420	2,797	3,508	4,670	15,001	46,687	66,005	44,670	189,438
Securities borrowed or purchased under resale agreements	74,972	22,091	5,254	859	518	–	310	–	–	104,004
Loans
Residential mortgages	1,691	2,059	5,285	6,818	7,138	22,309	68,143	10,297	-	123,740
Consumer instalment and other personal	645	519	991	1,272	1,502	4,823	22,391	11,947	23,646	67,736
Credit cards	–	–	–	–	–	–	–	–	8,859	8,859
Business and government	12,490	7,072	6,168	7,760	6,547	24,687	87,486	20,331	55,068	227,609
Allowance for credit losses	–	–	–	–	–	–	–	–	(1,850)	(1,850)
Total loans, net of allowance	14,826	9,650	12,444	15,850	15,187	51,819	178,020	42,575	85,723	426,094
Other Assets
Derivative instruments	1,209	1,867	877	830	911	2,375	5,095	8,980	–	22,144
Customers’ liability under acceptances	20,694	2,562	173	159	5	–	–	–	–	23,593
Other	1,951	593	245	12	5	7	5	4,475	22,839	30,132
Total other assets	23,854	5,022	1,295	1,001	921	2,382	5,100	13,455	22,839	75,869
Total Assets	168,264	42,076	22,871	21,932	21,507	69,202	230,117	122,035	154,191	852,195

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Liabilities and Equity
Deposits (1)(2)
Banks	12,177	4,187	1,215	319	1,174	-	-	201	4,543	23,816
Business and government	21,088	28,511	21,209	22,334	18,023	22,983	49,292	11,759	147,958	343,157
Individuals	3,607	8,932	12,080	13,390	15,706	11,418	13,257	2,031	120,749	201,170
Total deposits	36,872	41,630	34,504	36,043	34,903	34,401	62,549	13,991	273,250	568,143
Other liabilities
Derivative instruments	1,329	2,574	1,240	970	1,032	2,985	6,798	6,670	–	23,598
Acceptances	20,694	2,562	173	159	5	–	–	–	–	23,593
Securities sold but not yet purchased (3)	26,253	–	–	–	–	–	–	–	–	26,253
Securities lent or sold under repurchase agreements (3)	74,501	7,697	760	1,107	–	2,285	306	–	–	86,656
Securitization and structured entities’ liabilities	1	1,655	1,340	1,033	1,038	5,350	13,779	2,963	–	27,159
Other	12,325	3,188	33	29	74	537	3,596	2,406	16,534	38,722
Total other liabilities	135,103	17,676	3,546	3,298	2,149	11,157	24,479	12,039	16,534	225,981
Subordinated debt	–	–	–	–	–	–	–	6,995	–	6,995
Total Equity	–	–	–	–	–	–	–	–	51,076	51,076
Total Liabilities and Equity	171,975	59,306	38,050	39,341	37,052	45,558	87,028	33,025	340,860	852,195

1)  Deposits payable on demand and payable after notice have been included under no maturity.

(2)  Deposits totalling $30,051 million as at October 31, 2019 have a fixed maturity date; however, they can be early redeemed (either fully or partially) by customers without penalty. These are classified as payable on a fixed date due to their stated contractual maturity date. BMO does not expect a significant amount to be redeemed before maturity.

(3)  Presented based on their earliest maturity date.

Certain comparative figures have been reclassified to conform with the current year’s presentation.

										2019
(Canadian $ in millions)	0 to 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 to 12 months	1 to 2 years	2 to 5 years	Over 5 years	No maturity	Total
Off-Balance Sheet Commitments
Commitments to extend credit (1)	1,868	3,777	5,698	8,832	12,511	21,574	102,113	5,643	–	162,016
Backstop liquidity facilities	–	–	–	–	–	–	5,550	–	–	5,550
Leases	32	66	98	97	96	361	931	2,119	–	3,800
Securities lending	4,102	–	–	–	–	–	–	–	–	4,102
Purchase obligations	53	98	138	133	137	111	187	69	–	926

(1)
Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at BMO’s discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.